Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (122.19%)
Communication Services (9.41%)
	Interactive Home Entertainment (0.15%)
75,000	Activision Blizzard, Inc.	$3,499,824	$3,414,750

	Interactive Media & Services (3.32%)
2,200,000	Zillow Group, Inc., Cl A [1]	86,226,583	75,240,000

	Movies & Entertainment (5.94%)
5,300,000	Manchester United plc, Cl A [2]	90,320,699	101,866,000
235,000	Spotify Technology SA [1,2]	31,955,710	32,618,000

		122,276,409	134,484,000

Total Communication Services		212,002,816	213,138,750

Consumer Discretionary (36.57%)
	Automobile Manufacturers (13.71%)
1,110,000	Tesla, Inc. [1]	236,819,490	310,644,600

	Casinos & Gaming (0.94%)
825,000	Red Rock Resorts, Inc., Cl A	19,726,484	21,326,250

	Hotels, Resorts & Cruise Lines (13.04%)
2,600,000	Hyatt Hotels Corp., Cl A	72,054,423	188,682,000
850,000	Marriott Vacations Worldwide Corp.	94,527,425	79,475,000
500,000	Norwegian Cruise Line Holdings Ltd. [1,2]	23,556,905	27,480,000

		190,138,753	295,637,000

	Leisure Facilities (8.88%)
925,800	Vail Resorts, Inc.	27,801,851	201,176,340

Total Consumer Discretionary		474,486,578	828,784,190

Financials (24.38%)
	Financial Exchanges & Data (8.92%)
770,000	FactSet Research Systems, Inc.	50,187,585	191,167,900
55,000	MSCI, Inc.	7,701,455	10,936,200

		57,889,040	202,104,100

	Investment Banking & Brokerage (5.47%)
2,900,000	The Charles Schwab Corp.	50,169,841	124,004,000

	Property & Casualty Insurance (9.99%)
7,000,000	Arch Capital Group Ltd. [1,2]	31,404,708	226,240,000

Total Financials		139,463,589	552,348,100

Health Care (11.39%)
	Health Care Equipment (8.88%)
900,000	IDEXX Laboratories, Inc. [1]	39,330,858	201,240,000

	Health Care Supplies (2.51%)
200,000	Align Technology, Inc. [1]	47,920,693	56,866,000

Total Health Care		87,251,551	258,106,000

Industrials (21.76%)
	Aerospace & Defense (0.96%)
125,625	HEICO Corp.	9,632,520	11,918,044
116,875	HEICO Corp., Cl A	7,586,428	9,824,512

		17,218,948	21,742,556

	Research & Consulting Services (18.01%)
875,000	CoStar Group, Inc. [1]	104,342,327	408,117,500

	Trading Companies & Distributors (2.79%)
720,000	Air Lease Corp.	23,139,458	24,732,000
600,000	Fastenal Co.	26,322,372	38,586,000

		49,461,830	63,318,000

Total Industrials		171,023,105	493,178,056

Shares		Cost	Value
Common Stocks (continued)
Information Technology (12.97%)
	Application Software (6.88%)
774,629	Benefitfocus, Inc. [1]	$25,012,214	$38,359,628
1,210,000	Guidewire Software, Inc. [1]	95,464,320	117,563,600

		120,476,534	155,923,228

	IT Consulting & Other Services (5.69%)
850,000	Gartner, Inc. [1]	94,205,471	128,928,000

	Semiconductors (0.40%)
50,000	NVIDIA Corp.	8,998,381	8,978,000

Total Information Technology		223,680,386	293,829,228

Real Estate (5.71%)
	Hotel & Resort REITs (0.55%)
382,727	MGM Growth Properties LLC, Cl A	7,799,495	12,342,946

	Office REITs (1.76%)
985,000	Douglas Emmett, Inc.	27,670,142	39,813,700

	Specialized REITs (3.40%)
2,000,000	Gaming and Leisure Properties, Inc.	60,598,528	77,140,000

Total Real Estate		96,068,165	129,296,646

Total Common Stocks		1,403,976,190	2,768,680,970

Private Common Stocks (2.23%)
Industrials (2.23%)
	Aerospace & Defense (2.23%)
221,631	Space Exploration Technologies Corp., Cl A [1,3,4,6]	29,920,185	44,574,427
30,221	Space Exploration Technologies Corp., Cl C [1,3,4,6]	4,079,835	6,078,047

Total Private Common Stocks		34,000,020	50,652,474

Private Preferred Stocks (3.93%)
Industrials (3.93%)
	Aerospace & Defense (3.93%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,6]	41,999,985	62,570,644
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,6]	22,250,032	26,478,856

Total Private Preferred Stocks		64,250,017	89,049,500

Private Partnerships (0.01%)
Financials (0.01%)
	Asset Management & Custody Banks (0.01%)
7,579,130	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	204,637

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (0.02%)
$416,042	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity – $416,059; (Fully collateralized by $415,000 U.S. Treasury Note, 2.750% due 5/31/2023; Market value – $427,781)[5]	$416,042	$416,042

Total Investments (128.38%)		$1,502,642,269	2,909,003,623

Liabilities Less Cash and Other Assets (-28.38%)			(643,062,088)

Net Assets			$2,265,941,535

Retail Shares (Equivalent to $55.76 per share based on 20,991,703 shares outstanding)			$1,170,514,984

Institutional Shares (Equivalent to $57.07 per share based on 16,666,007 shares outstanding)			$951,098,356

R6 Shares (Equivalent to $57.07 per share based on 2,528,880 shares outstanding)			$144,328,195

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2019, the market value of restricted and fair valued securities amounted to $139,906,611 or 6.17% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (86.07%)
Communication Services (4.69%)
	Movies & Entertainment (4.69%)
550,000	Manchester United plc, Cl A2	$8,719,506	$10,571,000

Consumer Discretionary (43.19%)
	Automobile Manufacturers (11.19%)
90,000	Tesla, Inc.[1]	20,342,221	25,187,400

	Casinos & Gaming (2.93%)
254,939	Red Rock Resorts, Inc., Cl A	5,783,325	6,590,173

	Hotels, Resorts & Cruise Lines (16.14%)
150,000	Choice Hotels International, Inc.	5,080,139	11,661,000
340,000	Hyatt Hotels Corp., Cl A	12,201,302	24,673,800

		17,281,441	36,334,800

	Leisure Facilities (12.93%)
134,000	Vail Resorts, Inc.	8,130,896	29,118,200

Total Consumer Discretionary		51,537,883	97,230,573

Financials (12.58%)
	Financial Exchanges & Data (8.27%)
75,000	FactSet Research Systems, Inc.	5,828,282	18,620,250

	Property & Casualty Insurance (4.31%)
300,000	Arch Capital Group Ltd.[1,2]	1,800,056	9,696,000

Total Financials		7,628,338	28,316,250

Industrials (13.99%)
	Research & Consulting Services (13.99%)
67,500	CoStar Group, Inc.[1]	12,210,419	31,483,350

Information Technology (9.35%)
	Application Software (9.35%)
225,000	Benefitfocus, Inc.[1]	5,980,203	11,142,000
101,870	Guidewire Software, Inc.[1]	4,816,691	9,897,689

Total Information Technology		10,796,894	21,039,689

Real Estate (2.27%)
	Residential REITs (2.27%)
225,000	American Homes 4 Rent, Cl A	4,700,804	5,112,000

Total Common Stocks		95,593,844	193,752,862

Private Common Stocks (2.12%)
Industrials (2.12%)
	Aerospace & Defense (2.12%)
20,859	Space Exploration Technologies Corp., Cl A1,3,4,6	2,815,965	4,195,162
2,844	Space Exploration Technologies Corp., Cl C1,3,4,6	383,940	571,986

Total Private Common Stocks		3,199,905	4,767,148

Shares		Cost	Value
Preferred Stocks (8.94%)
Communication Services (8.94%)
	Alternative Carriers (8.94%)
22,300	Iridium Communications, Inc., Series B, 6.75%[1,5]	$5,720,004	$20,130,656

Private Preferred Stocks (2.78%)
Industrials (2.78%)
	Aerospace & Defense (2.78%)
29,630	Space Exploration Technologies Corp., Cl H1,3,4,6	4,000,050	5,959,186
1,479	Space Exploration Technologies Corp., Cl I1,3,4,6	249,951	297,456

Total Private Preferred Stocks		4,250,001	6,256,642

Total Investments (99.91%)		$108,763,754	224,907,308

Cash and Other Assets Less Liabilities (0.09%)			194,413

Net Assets			$225,101,721

Retail Shares (Equivalent to $17.73 per share based on 2,557,288 shares outstanding)			$45,327,950

Institutional Shares (Equivalent to $18.11 per share based on 4,150,327 shares outstanding)			$75,175,722

R6 Shares (Equivalent to $18.12 per share based on 5,772,312 shares outstanding)			$104,598,049

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2019, the market value of restricted and fair valued securities amounted to $11,023,790 or 4.90% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.84%)
Argentina (1.14%)
100,117	Bolsas y Mercados Argentinos SA	$923,767	$745,743
1,267	MercadoLibre, Inc.[1]	608,160	643,294
121,109	YPF SA, ADR	2,352,785	1,696,737

Total Argentina		3,884,712	3,085,774

Australia (1.08%)
49,108	Domino’s Pizza Enterprises Ltd.[2]	748,184	1,514,284
315,608	NEXTDC Ltd.[1,2]	1,496,997	1,417,449

Total Australia		2,245,181	2,931,733

Belgium (1.06%)
41,131	KBC Group NV2	3,196,985	2,875,502

Brazil (4.81%)
142,966	Arco Platform Ltd., Cl A1	2,786,706	4,616,372
123,192	Itaú Unibanco Holding SA, ADR	967,119	1,085,321
131,576	Pagseguro Digital Ltd., Cl A1	3,074,481	3,927,544
175,000	Petróleo Brasileiro S.A. Petrobras, ADR	2,652,201	2,786,000
52,641	Smiles Fidelidade SA	612,916	641,316

Total Brazil		10,093,423	13,056,553

Canada (5.75%)
217,714	BlackBerry Limited[1]	2,189,175	2,196,734
6,775	Constellation Software, Inc.	1,543,012	5,741,525
467,153	Encana Corp.	4,395,796	3,382,188
171,070	The Stars Group, Inc.[1]	4,755,429	2,995,436
39,304	Suncor Energy, Inc.	1,278,546	1,274,629

Total Canada		14,161,958	15,590,512

China (10.66%)
14,791	Alibaba Group Holding Limited, ADR[1]	1,631,345	2,698,618
10,492,000	China Tower Corporation Limited, CI H, 144A1,2	1,553,555	2,437,077
227,354	Futu Holdings Ltd., ADR[1]	2,756,148	4,210,596
39,775	GDS Holdings Ltd., ADR[1]	1,389,270	1,419,570
1,111,371	Haitong Securities Co., Ltd., Cl H2	1,607,822	1,441,532
239,983	Hangzhou Hikvision Digital Technology Co. Ltd., Cl A2	1,005,695	1,249,790
532,502	Hua Hong Semiconductor Limited, 144A2	1,129,865	1,251,885
647,374	Kingdee International Software Group Co. Ltd.[2]	127,078	751,700
212,189	Midea Group Co. Ltd., Cl A2	1,522,947	1,538,057
35,697	Momo, Inc., ADR[1]	1,363,596	1,365,053
28,337	Tencent Holdings Ltd.[2]	41,611	1,303,156
17,451	Tencent Holdings Ltd., ADR	813,537	802,397
10,000,000	Tongda Group Holdings Ltd.[2]	1,124,870	1,109,006
2,311,500	WH Group Limited, 144A2	1,810,245	2,472,441
20,500	YY, Inc., ADR[1]	1,433,535	1,722,205
106,554	Zai Lab Ltd., ADR[1]	2,391,984	3,144,409

Total China		21,703,103	28,917,492

Finland (1.36%)
645,692	Nokia Corporation, ADR	3,790,549	3,693,358

France (6.58%)
46,751	BNP Paribas SA2	2,792,611	2,224,795
44,101	Danone SA2	3,472,543	3,395,818
6,330	Eurofins Scientific SE2	520,317	2,622,276
9,787	LVMH Moet Hennessy Louis Vuitton SE2	2,625,708	3,604,880
29,200	Sodexo SA2	3,116,428	3,215,486
96,582	Vivendi SA2	2,322,579	2,798,952

Total France		14,850,186	17,862,207

Shares		Cost	Value
Common Stocks (continued)
Germany (5.67%)
24,801	Fresenius Medical Care Ag & Co.[2]	$2,103,706	$2,004,415
47,000	InflaRx NV1	1,789,156	1,776,130
25,674	Linde PLC[2]	3,826,233	4,520,469
298,925	RIB Software SE2	3,479,566	4,939,588
23,919	Symrise AG2	988,790	2,156,250

Total Germany		12,187,451	15,396,852

India (5.07%)
22,000	Britannia Industries Ltd.[2]	916,969	978,958
75,000	Godrej Properties Ltd.[1,2]	936,508	880,666
82,594	HDFC Bank Ltd.[2]	2,619,393	2,771,357
60,669	Housing Development Finance Corp. Ltd.[2]	1,741,868	1,723,177
1,065,615	JM Financial Ltd.[2]	1,438,443	1,447,704
70,551	Kotak Mahindra Bank Ltd.[2]	1,257,253	1,359,350
210,000	Max Financial Services Ltd.[1,2]	1,402,277	1,318,529
153,000	RBL Bank Ltd., 144A2	1,395,358	1,500,896
90,000	Reliance Industries Ltd.[2]	1,750,123	1,771,226

Total India		13,458,192	13,751,863

Indonesia (0.26%)
2,582,500	PT Tower Bersama Infrastructure Tbk[2]	1,066,896	715,029

Ireland (2.44%)
3,507,170	Glenveagh Properties PLC, 144A1	4,378,951	3,473,871
42,025	Ryanair Holdings plc, ADR[1]	2,646,623	3,149,354

Total Ireland		7,025,574	6,623,225

Israel (3.04%)
36,566	Mellanox Technologies Ltd.[1]	1,489,275	4,327,952
32,404	Wix.com Ltd.[1]	1,656,177	3,915,375

Total Israel		3,145,452	8,243,327

Japan (12.44%)
12,400	FANUC Corp.[2]	1,678,969	2,120,569
7,274	KEYENCE CORPORATION[2]	3,894,302	4,547,669
6,000	KOSE Corporation[2]	642,144	1,105,867
58,493	Mercari, Inc.[1,2]	1,606,358	1,803,305
92,200	MonotaRO Co. Ltd.[2]	1,105,866	2,061,108
176,000	Nexon Co. Ltd.[1,2]	2,666,667	2,767,831
45,000	Okamoto Industries, Inc.[2]	2,374,075	2,274,917
121,400	Recruit Holdings Co. Ltd.[2]	2,283,921	3,480,591
14,100	SoftBank Group Corp.[2]	1,271,793	1,374,420
46,223	Sony Corp., ADR	1,635,325	1,952,460
102,900	Square Enix Holdings Co. Ltd.[2]	3,490,593	3,616,579
128,100	Takeda Pharmaceutical Co. Ltd.[2]	5,867,640	5,245,981
23,300	TechnoPro Holdings, Inc.[2]	812,756	1,396,026

Total Japan		29,330,409	33,747,323

Korea, Republic of (0.92%)
34,975	KB Financial Group, Inc.[2]	1,698,840	1,294,151
39,025	KIA Motors Corp.[2]	1,115,662	1,216,222

Total Korea, Republic of		2,814,502	2,510,373

Mexico (1.33%)
775,000	Grupo Lala S.A.B. de C.V.	932,394	1,004,971
4,041,932	Telesites SAB de CV1	2,953,177	2,611,292

Total Mexico		3,885,571	3,616,263

Netherlands (4.44%)
57,405	argenx SE, ADR[1]	2,365,508	7,166,440
20,634	InterXion Holding N.V.[1]	682,420	1,376,907
73,000	Koninklijke Vopak NV2	3,681,864	3,496,487

Total Netherlands		6,729,792	12,039,834

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Nigeria (0.06%)
1,672,685	Lekoil Ltd.[1]	$571,534	$159,037

Norway (2.63%)
168,500	Golar LNG Ltd.	4,099,626	3,553,665
689,535	Komplett Bank ASA[1]	1,570,464	999,332
392,777	Opera Ltd., ADR[1]	3,332,090	2,580,545

Total Norway		9,002,180	7,133,542

Panama (0.42%)
13,977	Copa Holdings, S.A., Cl A	1,073,061	1,126,686

Russia (1.02%)
208,106	Sberbank of Russia PJSC, ADR[2]	2,613,587	2,762,731

Spain (2.38%)
25,163	Aena SME SA, 144A2	3,868,135	4,534,144
65,745	Industria de Diseño Textil SA2	1,937,089	1,932,997

Total Spain		5,805,224	6,467,141

Sweden (1.12%)
330,000	Telefonaktiebolaget LM Ericsson, ADR	2,957,402	3,029,400

Switzerland (2.50%)
49,982	Julius Bäer Group Ltd.[2]	1,942,757	2,021,880
50,000	Nestle SA2	4,238,697	4,767,521

Total Switzerland		6,181,454	6,789,401

United Kingdom (11.82%)
138,721	Abcam plc[2]	928,257	2,053,612
162,669	Adaptimmune Therapeutics PLC, ADR[1]	1,657,261	699,477
123,500	AstraZeneca PLC, ADR	4,392,571	4,993,105
674,000	B&M European Value Retail SA2	3,188,355	3,283,223
116,500	Dechra Pharmaceuticals plc[2]	4,120,164	4,099,163
80,628	Endava plc, ADR[1]	1,676,714	2,217,270
162,158	Experian plc[2]	3,141,788	4,388,865
883,049	Horizon Discovery Group plc[1,2]	2,095,042	1,709,787
650,000	Rentokil Initial PLC[2]	2,766,779	2,994,084
1,148,151	Tullow Oil plc[1,2]	3,189,936	3,597,557
250,000	WANdisco PLC[1]	2,463,743	2,031,821

Total United Kingdom		29,620,610	32,067,964

United States (3.84%)
35,103	Agilent Technologies, Inc.	1,106,817	2,821,579
110,567	Arch Capital Group Ltd.[1]	1,862,626	3,573,525
36,004	Worldpay, Inc., Cl A1,2	2,874,397	4,031,251

Total United States		5,843,840	10,426,355

Total Common Stocks		217,238,828	254,619,477

Principal Amount		Cost	Value
Short Term Investments (5.96%)
$16,168,717	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity – $16,169,391; (Fully collateralized by $16,000,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value – $16,492,752)[2]	$16,168,717	$16,168,717

Total Investments (99.80%)		$233,407,545	270,788,194

Cash and Other Assets Less Liabilities (0.20%)			538,392

Net Assets			$271,326,586

Retail Shares (Equivalent to $22.17 per share based on 3,302,216 shares outstanding)			$73,207,793

Institutional Shares (Equivalent to $22.52 per share based on 8,104,557 shares outstanding)			$182,520,256

R6 Shares (Equivalent to $22.52 per share based on 692,600 shares outstanding)			$15,598,537

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of Rule 144A securities amounted to $15,670,314 or 5.78% of net assets. These securities have been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2019	Percentage of Net Assets
Information Technology	20.5%
Health Care	14.1%
Consumer Discretionary	12.7%
Financials	12.3%
Industrials	9.3%
Communication Services	8.2%
Energy	8.0%
Consumer Staples	5.1%
Materials	3.3%
Real Estate	0.3%
Cash and Cash Equivalents*	6.2%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.48%)
Communication Services (1.06%)
	Integrated Telecommunication Services (1.06%)
28,081,500	China Tower Corporation Limited, CI H, 144A (Hong Kong)[1,2,4]	$5,002,654	$6,522,759

Consumer Discretionary (37.63%)
	Casinos & Gaming (13.78%)
727,800	Boyd Gaming Corp.	16,270,974	19,912,608
716,804	Caesars Entertainment Corp. [1]	6,282,620	6,229,027
1,073,050	MGM Resorts International	22,802,328	27,534,463
872,105	Penn National Gaming, Inc. [1]	22,711,286	17,529,310
521,701	Red Rock Resorts, Inc., Cl A	12,076,633	13,485,971

		80,143,841	84,691,379

	Home Improvement Retail (5.05%)
64,600	Home Depot, Inc.	5,025,153	12,396,094
170,500	Lowe’s Companies, Inc.	16,324,397	18,664,635

		21,349,550	31,060,729

	Homebuilding (1.59%)
37,700	D.R. Horton, Inc.	1,325,500	1,560,026
166,700	Lennar Corp., Cl A	7,806,373	8,183,303

		9,131,873	9,743,329

	Hotels, Resorts & Cruise Lines (17.21%)
642,937	Hilton Grand Vacations, Inc. [1]	17,554,824	19,834,607
47,575	Hilton Worldwide Holdings, Inc.	2,173,743	3,953,958
56,100	Hyatt Hotels Corp., Cl A	4,316,481	4,071,177
33,450	Marriott International, Inc., Cl A	2,408,295	4,184,261
205,050	Marriott Vacations Worldwide Corp.	19,858,401	19,172,175
560,490	Norwegian Cruise Line Holdings Ltd. [1,2]	21,721,203	30,804,530
207,050	Royal Caribbean Cruises Ltd. [2]	19,727,119	23,732,071

		87,760,066	105,752,779

Total Consumer Discretionary		198,385,330	231,248,216

Financials (3.80%)
	Asset Management & Custody Banks (3.80%)
500,500	Brookfield Asset Management, Inc., Cl A [2]	12,021,002	23,348,325

Industrials (5.15%)
	Building Products (1.16%)
181,950	Masco Corp.	7,129,566	7,152,455

	Research & Consulting Services (1.61%)
21,150	CoStar Group, Inc. [1]	3,863,638	9,864,783

	Trading Companies & Distributors (2.38%)
255,801	SiteOne Landscape Supply, Inc. [1]	13,568,425	14,619,027

Total Industrials		24,561,629	31,636,265

Information Technology (9.95%)
	Internet Services & Infrastructure (9.95%)
720,837	GDS Holdings Ltd., ADR [1,2,3]	20,761,395	25,726,673
458,850	InterXion Holding N.V. [1,2,3]	13,242,791	30,619,060
1,064,279	NEXTDC Ltd. (Australia)[1,2,4]	3,638,445	4,779,859

Total Information Technology		37,642,631	61,125,592

Materials (2.62%)
	Construction Materials (1.71%)
88,850	Vulcan Materials Co.	9,381,618	10,519,840

	Specialty Chemicals (0.91%)
12,950	The Sherwin-Williams Co.	3,187,176	5,577,695

Total Materials		12,568,794	16,097,535

Real Estate (39.27%)
	Hotel & Resort REITs (3.50%)
508,650	MGM Growth Properties LLC, Cl A	10,892,809	16,403,962
165,250	Park Hotels & Resorts, Inc.	4,660,570	5,135,970

		15,553,379	21,539,932

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Industrial REITs (2.47%)
210,750	Prologis, Inc.	$11,377,029	$15,163,463

	Office REITs (5.37%)
276,250	Douglas Emmett, Inc.	5,417,806	11,166,025
386,050	Hudson Pacific Properties, Inc.	12,531,339	13,287,841
206,650	JBG SMITH Properties	7,853,636	8,544,977

		25,802,781	32,998,843

	Real Estate Services (6.97%)
866,600	CBRE Group, Inc., Cl A [1]	25,934,836	42,853,370

	Residential REITs (2.46%)
70,650	Equity LifeStyle Properties, Inc.	7,006,874	8,075,295
290,800	Invitation Homes, Inc.	6,772,246	7,075,164

		13,779,120	15,150,459

	Specialized REITs (18.50%)
108,750	Alexandria Real Estate Equities, Inc. [3]	8,119,456	15,503,400
94,150	American Tower Corp.	6,983,658	18,553,199
615,140	Americold Realty Trust [3]	15,321,645	18,767,921
72,891	Equinix, Inc.	13,802,275	33,031,286
400,769	Gaming and Leisure Properties, Inc.	10,827,783	15,457,660
121,229	QTS Realty Trust, Inc., Cl A	5,031,004	5,454,093
34,550	SBA Communications Corp. [1]	1,809,865	6,898,253

		61,895,686	113,665,812

Total Real Estate		154,342,831	241,371,879

Total Common Stocks		444,524,871	611,350,571

Principal Amount
Short Term Investments (0.38%)
$2,354,615	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2019, 0.50% due 4/1/2019; Proceeds at maturity – $2,354,713; (Fully collateralized by $2,330,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value – $2,401,757)[4]	2,354,615	2,354,615

Total Investments (99.86%)		$446,879,486	613,705,186

Cash and Other Assets Less Liabilities (0.14%)			850,848

Net Assets			$614,556,034

Retail Shares (Equivalent to $24.72 per share based on 9,661,173 shares outstanding)			$238,839,073

Institutional Shares (Equivalent to $25.13 per share based on 14,491,823 shares outstanding)			$364,167,151

R6 Shares (Equivalent to $25.13 per share based on 459,572 shares outstanding)			$11,549,810

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of Rule 144A securities amounted to $6,522,759 or 1.06% of net assets. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.96%)
Argentina (2.09%)
244,852	Banco Macro SA, ADR	$21,892,357	$11,204,427
1,616,559	Loma Negra Cia Industrial Argentina SA, ADR[1]	31,642,436	17,701,321
68,848	MercadoLibre, Inc.[1]	31,706,698	34,956,195
3,338,258	YPF SA, ADR	67,502,613	46,768,995

Total Argentina		152,744,104	110,630,938

Brazil (10.02%)
9,915,465	B3 SA – Brasil Bolsa Balcao	51,270,566	81,342,597
2,185,750	Banco do Brasil SA	26,201,887	27,198,013
4,174,788	Itaú Unibanco Holding SA, ADR	33,447,413	36,779,882
17,078,184	Kroton Educacional SA	51,906,204	46,235,649
1,555,242	Localiza Rent a Car SA	9,572,250	13,131,981
2,801,762	Pagseguro Digital Ltd., Cl A1	70,673,389	83,632,596
6,521,151	Petróleo Brasileiro S.A.-Petrobras, ADR	68,999,238	103,816,724
15,974,819	Rumo SA1	59,494,644	78,132,934
2,063,474	Smiles Fidelidade SA	25,808,668	25,138,930
849,251	StoneCo Ltd., Cl A1	22,139,845	34,912,709

Total Brazil		419,514,104	530,322,015

China (31.67%)
1,093,623	Alibaba Group Holding Limited, ADR[1]	110,000,179	199,531,516
60,229,014	China Construction Bank Corp., CI H3	52,971,712	51,698,690
15,666,517	China Everbright Ltd.[3]	38,518,428	31,111,432
2,133,841	China International Travel Service Corp. Ltd., Cl A3	21,218,266	22,250,560
17,290,732	China Mengniu Dairy Co. Ltd.[3]	33,140,319	64,352,902
9,249,189	China Mobile Ltd.[3]	102,386,894	94,381,729
397,370,680	China Tower Corporation Limited, CI H, 144A1,3	61,004,761	92,301,090
1,004,568	GDS Holdings Ltd., ADR[1]	35,129,086	35,853,032
52,861,655	Guangzhou Automobile Group Co. Ltd., Cl H3	62,880,423	62,562,558
25,638,146	Haitong Securities Co., Ltd., Cl H3	40,004,933	33,254,605
5,577,994	Han’s Laser Technology Industry Group Co. Ltd., Cl A3	24,882,073	34,950,196
10,192,836	Hangzhou Hikvision Digital Technology Co. Ltd., Cl A3	31,301,667	53,082,543
13,979,336	Hua Hong Semiconductor Limited, 144A3	29,938,205	32,864,706
22,227,166	Kingdee International Software Group Co. Ltd.[3]	8,459,887	25,809,143
47,330,718	KunLun Energy Co. Ltd.[3]	53,993,897	49,544,899
9,349,448	Midea Group Co. Ltd., Cl A3	50,413,066	67,769,698
1,135,165	Momo, Inc., ADR[1]	37,031,210	43,408,710
294,125	New Oriental Education & Technology Group, Inc., ADR[1]	16,210,059	26,497,721
4,299,623	Ping An Insurance Group Co. of China Ltd., CI H3	46,040,478	48,406,076
4,999,486	Shenzhou International Group Holdings Ltd.[3]	24,015,040	67,169,150
27,577,365	Sino Biopharmaceutical Ltd.[3]	15,328,515	25,202,826
13,419,350	Sinopharm Group Co. Ltd., Cl H3	54,923,776	55,950,323
1,091,592	Sunny Optical Technology Group Co., Ltd.[3]	2,463,188	13,086,425
3,551,192	Tencent Holdings Ltd.[3]	85,220,424	163,311,451
688,521	Tencent Holdings Ltd., ADR	32,097,725	31,658,196
1,229,862	Tencent Music Entertainment Group, ADR[1]	17,011,079	22,260,502
155,253,102	Tongda Group Holdings Ltd.[3]	38,222,864	17,217,659
68,795,312	WH Group Limited, 144A3	55,933,500	73,585,284
4,133,347	Yunnan Baiyao Group Co. Ltd., Cl A3	60,311,573	52,539,040
443,744	YY, Inc., ADR[1]	30,059,321	37,278,934
1,606,971	Zai Lab Ltd., ADR[1]	33,402,331	47,421,714

Total China		1,304,514,879	1,676,313,310

Shares		Cost	Value
Common Stocks (continued)
Finland (0.93%)
8,565,685	Nokia Corporation, ADR	$51,839,582	$48,995,718

Hong Kong (1.89%)
53,017,918	Lenovo Group Ltd.[3]	38,907,142	47,835,191
7,691,450	Techtronic Industries Co. Ltd.[3]	31,575,456	51,799,189
2,852,319	Tongda Hong Tai Holdings Ltd.[1]	893,167	472,361

Total Hong Kong		71,375,765	100,106,741

Hungary (0.46%)
616,627	Wizz Air Holdings Plc, 144A1,3	20,421,317	24,196,128

India (15.62%)
681,840	Bajaj Finance Ltd.[3]	22,516,446	29,751,595
1,135,017	Britannia Industries Ltd.[3]	32,775,394	50,506,099
8,057,903	Coal India Ltd.[3]	37,006,773	27,582,124
2,107,356	Divi’s Laboratories Ltd.[3]	26,157,461	51,789,028
684,018	Dr Reddy’s Laboratories Ltd.[3]	27,368,286	27,491,503
15,350	Dr Reddy’s Laboratories Ltd., ADR	616,908	621,675
5,842,739	Edelweiss Financial Services Ltd.[3]	16,162,344	16,652,828
10,621,411	Exide Industries Ltd.[3]	28,726,785	33,518,202
2,011,239	HDFC Bank Ltd.[3]	64,279,148	67,485,058
2,037,873	Housing Development Finance Corp. Ltd.[3]	42,574,277	57,881,544
20,865,331	JM Financial Ltd.[3]	38,407,898	28,346,850
3,128,965	Kotak Mahindra Bank Ltd.[3]	38,088,778	60,287,702
3,987,492	Manpasand Beverages Ltd.	20,506,045	6,728,803
7,289,005	Max Financial Services Ltd.[1,3]	64,665,232	45,765,544
5,158,598	Motherson Sumi Systems Ltd.[3]	10,352,593	11,155,256
954,675	Piramal Enterprises Ltd.[3]	35,223,662	38,092,878
3,007,214	RBL Bank Ltd., 144A3	27,425,755	29,500,101
2,985,971	Reliance Industries Ltd.[3]	58,325,970	58,764,782
5,442,369	SBI Life Insurance Co. Ltd., 144A1,3	58,129,570	45,791,478
5,884,733	Sun Pharmaceutical Industries Ltd.[3]	51,530,441	40,715,596
1,524,965	Sun TV Network Ltd.[3]	8,709,649	13,811,425
3,796,340	Tata Chemicals Ltd.[3]	42,501,022	32,270,997
3,262,071	Tata Communications Ltd.[3]	32,939,667	28,863,856
7,946,370	Tata Global Beverages Ltd.[3]	28,012,074	23,383,342

Total India		813,002,178	826,758,266

Indonesia (0.32%)
61,321,905	PT Tower Bersama Infrastructure Tbk[3]	31,124,502	16,978,481

Korea, Republic of (4.67%)
1,033,302	KB Financial Group, Inc.[3]	41,589,259	38,234,415
1,915,528	KIA Motors Corp.[3]	58,330,844	59,697,830
2,430,682	Samsung Electronics Co., Ltd.[3]	65,803,773	95,873,223
363,890	Samsung Life Insurance Co., Ltd.[3]	35,760,075	26,970,727
119,804	SK Telecom Co. Ltd.[3]	25,341,666	26,532,833

Total Korea, Republic of		226,825,617	247,309,028

Malaysia (0.45%)
68,595,993	My EG Services Bhd[3]	23,274,160	23,786,419

Mexico (3.42%)
546,453	Fomento Económico Mexicano, S.A.B. de C.V., ADR	50,257,173	50,426,683
3,379,784	GRUMA S.A.B. de C.V., Cl B	45,967,977	34,612,304
12,945,961	Grupo Lala SAB de CV	24,781,735	16,787,514
6,607,237	Infraestructura Energetica Nova S.A.B. de C.V.	28,841,283	26,551,151
19,608,158	Wal-Mart de México, S.A.B de C.V.	45,346,117	52,419,073

Total Mexico		195,194,285	180,796,725

Nigeria (0.06%)
32,312,623	Lekoil Ltd.[1,2]	14,494,003	3,072,246

Panama (0.51%)
336,835	Copa Holdings, S.A., Cl A	21,229,682	27,152,269

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Philippines (2.46%)
70,492,965	Ayala Land, Inc.[3]	$55,307,950	$60,319,041
22,439,626	BDO Unibank, Inc.[3]	50,724,390	57,275,873
139,373,735	Metro Pacific Investments Corp.[3]	15,200,378	12,878,868

Total Philippines		121,232,718	130,473,782

Russia (2.22%)
6,403,338	Sberbank of Russia PJSC, ADR[3]	65,031,926	85,008,109
948,627	Yandex N.V., Cl A1	16,857,823	32,575,851

Total Russia		81,889,749	117,583,960

South Africa (5.26%)
3,284,185	Bid Corp. Ltd.[3]	67,834,324	67,888,109
4,317,900	Bidvest Group Ltd.[3]	50,236,013	58,158,525
10,276,990	FirstRand Ltd.[3]	41,256,061	44,999,673
1,420,215	Mr Price Group Ltd.[3]	22,216,495	18,654,811
22,342,657	Pepkor Holdings Ltd., 144A	32,709,372	27,253,280
1,272,986	Sasol Ltd.[3]	42,724,915	39,692,456
699,228	Sasol Ltd., ADR	22,855,400	21,634,114

Total South Africa		279,832,580	278,280,968

Taiwan, Province of China (7.62%)
14,561,879	Delta Electronics, Inc.[3]	64,618,009	75,238,800
4,122,439	Eclat Textile Co., Ltd.[3]	48,847,362	55,588,171
20,419,000	Far EasTone Telecommunications Co., Ltd.[3]	47,120,885	49,255,820
3,052,065	Ginko International Co., Ltd.[3]	37,944,740	23,106,657
1,512,004	HIWIN Technologies Corp.[3]	11,549,916	12,805,755
5,646,936	Makalot Industrial Co. Ltd.[3]	26,239,351	39,628,262
15,863,000	Taiwan Mobile Co., Ltd.	56,102,207	57,387,924
2,209,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	53,661,590	90,488,832

Total Taiwan, Province of China		346,084,060	403,500,221

Thailand (2.00%)
3,878,929	Bangkok Bank PCL, Cl F3	24,544,838	26,432,165
3,836,364	Bangkok Bank PCL, NVDR[3]	20,304,820	25,054,211
23,190,534	CP All Plc, Cl C3	51,934,953	54,646,826

Total Thailand		96,784,611	106,133,202

United Kingdom (1.29%)
21,871,233	Tullow Oil plc[1,3]	57,818,865	68,530,200

Total Common Stocks		4,329,196,761	4,920,920,617

Preferred Stocks (0.00%)
India (0.00%)
3,098,340	Zee Entertainment Enterprises Ltd., 6.00% due 3/5/2022	367,971	246,436

Principal Amount		Cost	Value
Short Term Investments (6.40%)
$338,687,355	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity – $338,701,467; (Fully collateralized by $335,140,000 U.S. Treasury Note, 2.750% due 5/31/2023; Market value – $345,461,307)[3]	$338,687,355	$338,687,355

Total Investments (99.36%)		$4,668,252,087	5,259,854,408

Cash and Other Assets Less Liabilities (0.64%)			33,921,140

Net Assets			$5,293,775,548

Retail Shares (Equivalent to $13.92 per share based on 55,497,847 shares outstanding)			$772,579,545

Institutional Shares (Equivalent to $13.96 per share based on 323,365,861 shares outstanding)			$4,512,678,203

R6 Shares (Equivalent to $13.96 per share based on 610,038 shares outstanding)			$8,517,800

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	See Note 3 regarding “Affiliated” companies.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of Rule 144A securities amounted to $325,492,067 or 6.15% of net assets. These securities have been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2019	Percentage of Net Assets
Financials	19.2%
Consumer Discretionary	15.6%
Communication Services	13.9%
Information Technology	12.8%
Consumer Staples	9.4%
Health Care	6.9%
Energy	6.8%
Industrials	4.7%
Materials	2.1%
Real Estate	1.1%
Utilities	0.5%
Cash and Cash Equivalents*	7.0%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (106.47%)
Repurchase Agreement (106.47%)
$7,959,255	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity – $7,959,586; (Fully collateralized by $7,880,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value – $8,122,680)[1]	$7,959,255	$7,959,255

Total Investments (106.47%)		$7,959,255	7,959,255

Liabilities Less Cash and Other Assets (-6.47%)			(483,891)

Net Assets			$7,475,364

Retail Shares (Equivalent to $6.20 per share based on 740,753 shares outstanding)			$4,593,355

Institutional Shares (Equivalent to $6.31 per share based on 430,115 shares outstanding)			$2,715,342

R6 Shares (Equivalent to $6.31 per share based on 26,407 shares outstanding)			$166,667

%	Represents percentage of net assets.
[1]	Level 2 security. See Note 4 regarding Fair Value Measurements.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.53%)
Argentina (4.15%)
92,743	Bolsas y Mercados Argentinos SA	$1,568,116	$690,816
34,680	Globant SA1	1,568,089	2,476,152
5,873	MercadoLibre, Inc.[1]	2,080,548	2,981,898

Total Argentina		5,216,753	6,148,866

Brazil (3.98%)
47,487	Arco Platform Ltd., Cl A1	898,164	1,533,355
101,899	Pagseguro Digital Ltd., Cl A1	2,567,036	3,041,685
32,329	StoneCo Ltd., Cl A1	879,366	1,329,045

Total Brazil		4,344,566	5,904,085

Canada (3.05%)
5,332	Constellation Software, Inc.	3,091,773	4,518,644

China (12.18%)
42,126	Alibaba Group Holding Ltd., ADR[1]	6,013,678	7,685,889
67,384	Ctrip.com International Ltd., ADR[1]	2,771,101	2,944,007
106,088	Futu Holdings Ltd., ADR[1]	1,273,056	1,964,750
20,480	GDS Holdings Ltd., ADR[1]	686,080	730,931
88,518	Meituan Dianping, Cl B1,2	637,979	598,289
59,482	Pinduoduo, Inc., ADR[1]	1,410,788	1,475,154
73,520	TAL Education Group, ADR[1]	1,281,379	2,652,601

Total China		14,074,061	18,051,621

Germany (0.88%)
34,618	InflaRx NV1	1,158,740	1,308,214

India (6.47%)
25,444	HDFC Bank Ltd., ADR	2,521,065	2,949,214
117,600	Housing Development Finance Corp. Ltd.[2]	3,189,841	3,340,183
171,500	Kotak Mahindra Bank Ltd.[2]	2,957,481	3,304,397

Total India		8,668,387	9,593,794

Israel (5.35%)
37,755	Mellanox Technologies Ltd.[1]	2,316,567	4,468,682
28,613	Wix.com Ltd.[1]	2,500,447	3,457,309

Total Israel		4,817,014	7,925,991

Japan (0.19%)
8,883	Mercari, Inc.[1,2]	242,385	273,858

Netherlands (6.20%)
1,430	Adyen NV, 144A1,2	1,038,659	1,121,623
45,940	argenx SE, ADR[1]	2,613,211	5,735,149
12,410	ASML Holding N.V.[2]	1,982,125	2,332,457

Total Netherlands		5,633,995	9,189,229

South Africa (3.43%)
21,775	Naspers Limited, Cl N2	5,197,406	5,074,481

United Kingdom (1.59%)
85,420	Endava plc, ADR[1]	1,930,772	2,349,050

United States (45.06%)
48,506	Acceleron Pharma, Inc.[1]	2,096,565	2,258,924
53,764	Aerie Pharmaceuticals, Inc.[1]	2,918,414	2,553,790
6,095	Alphabet, Inc., Cl C1	6,261,423	7,151,324
4,420	Amazon.com, Inc.[1]	4,841,991	7,870,915
22,138	Anaplan, Inc.[1]	410,288	871,352
1,831	Elastic NV1	65,916	146,242
27,205	EPAM Systems, Inc.[1]	2,586,513	4,601,182
26,153	Facebook, Inc., Cl A1	3,776,252	4,359,444
28,834	Guardant Health, Inc.[1]	764,879	2,211,568
18,367	Illumina, Inc.[1]	4,666,277	5,706,443
3,192	Lyft, Inc., Cl A1	229,824	249,902
18,540	Okta, Inc.[1]	390,056	1,533,814
13,644	RingCentral, Inc., Cl A1	1,146,784	1,470,823
23,235	Sage Therapeutics, Inc.[1]	3,012,416	3,695,527
34,209	Splunk, Inc.[1]	3,448,449	4,262,441

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
38,952	Take-Two Interactive Software, Inc.[1]	$3,881,316	$3,675,900
3,638	Tesla, Inc.[1]	1,048,764	1,018,131
27,470	Upwork, Inc.[1]	412,050	525,776
39,621	Veeva Systems, Inc., Cl A1	2,934,658	5,026,320
34,503	Worldpay, Inc., Cl A1	2,802,704	3,916,090
127,342	Yext, Inc.[1]	1,772,006	2,783,696
12,506	Zscaler, Inc.[1]	200,096	887,051

Total United States		49,667,641	66,776,655

Total Common Stocks		104,043,493	137,114,488

Principal Amount
Short Term Investments (9.31%)
Repurchase Agreement (9.31%)
$13,802,301	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity – $13,802,876; (Fully collateralized by $13,660,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value –$14,080,687)[2]	13,802,301	13,802,301

Total Investments (101.84%)		$117,845,794	150,916,789

Liabilities Less Cash and Other Assets (-1.84%)			(2,731,726)

Net Assets			$148,185,063

Retail Shares (Equivalent to $24.93 per share based on 2,162,203 shares outstanding)			$53,912,102

Institutional Shares (Equivalent to $25.27 per share based on 3,516,178 shares outstanding)			$88,841,963

R6 Shares (Equivalent to $25.28 per share based on 214,822 shares outstanding)			$5,430,998

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of Rule 144A securities amounted to $1,121,623 or 0.76% of net assets. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2019	Percentage of Net Assets
Information Technology	31.2%
Consumer Discretionary	23.0%
Health Care	19.2%
Communication Services	10.3%
Financials	8.3%
Industrials	0.5%
Cash and Cash Equivalents*	7.5%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.02%)
Consumer Discretionary (11.71%)
	Casinos & Gaming (8.84%)
5,579	MGM Resorts International	$170,313	$143,157
4,532	Penn National Gaming, Inc. [1]	109,619	91,093
2,760	Red Rock Resorts, Inc., Cl A	68,721	71,346

		348,653	305,596

	Hotels, Resorts & Cruise Lines (2.87%)
1,063	Marriott Vacations Worldwide Corp.	91,446	99,391

Total Consumer Discretionary		440,099	404,987

Information Technology (4.00%)
	Internet Services & Infrastructure (4.00%)
3,159	GDS Holdings Ltd., ADR [1,2,3]	83,577	112,745
5,738	NEXTDC Ltd. (Australia)[1,2,4]	30,189	25,770

Total Information Technology		113,766	138,515

Real Estate (77.69%)
	Health Care REITs (2.27%)
1,114	HCP, Inc.	32,007	34,868
1,158	Medical Properties Trust, Inc.	19,068	21,434
286	Welltower, Inc.	20,375	22,194

		71,450	78,496

	Hotel & Resort REITs (6.17%)
2,641	Host Hotels & Resorts, Inc.	51,610	49,915
2,882	MGM Growth Properties LLC, Cl A	83,018	92,945
1,316	Park Hotels & Resorts, Inc.	37,869	40,901
954	Pebblebrook Hotel Trust	35,147	29,631

		207,644	213,392

	Industrial REITs (9.32%)
2,844	Duke Realty Corp.	76,568	86,970
2,094	Prologis, Inc.	135,495	150,663
2,368	Rexford Industrial Realty, Inc.	74,162	84,798

		286,225	322,431

	Office REITs (13.60%)
345	Boston Properties, Inc.	43,449	46,189
1,108	Douglas Emmett, Inc.	43,455	44,785
3,963	Hudson Pacific Properties, Inc.	124,775	136,406
1,513	JBG SMITH Properties	58,392	62,562
1,660	Kilroy Realty Corp.	120,220	126,094
351	SL Green Realty Corp.	28,632	31,562
336	Vornado Realty Trust	23,118	22,660

		442,041	470,258

	Real Estate Operating Companies (2.41%)
892	Brookfield Property Partners LP [2]	17,025	18,349
3,044	Kennedy-Wilson Holdings, Inc.	52,713	65,111

		69,738	83,460

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Residential REITs (17.01%)
454	AvalonBay Communities, Inc.	$74,773	$91,131
903	Equity LifeStyle Properties, Inc.	82,937	103,213
1,200	Equity Residential	72,817	90,384
268	Essex Property Trust, Inc.	66,469	77,516
5,574	Invitation Homes, Inc.	128,687	135,616
765	Sun Communities, Inc.	72,460	90,668

		498,143	588,528

	Retail REITs (1.87%)
355	Simon Property Group, Inc.	60,563	64,684

	Specialized REITs (25.04%)
800	Alexandria Real Estate Equities, Inc. [3]	100,292	114,048
544	American Tower Corp.	77,312	107,200
7,857	Americold Realty Trust [3]	166,605	239,717
480	Crown Castle International Corp.	51,276	61,440
380	Equinix, Inc.	163,983	172,201
2,307	Gaming and Leisure Properties, Inc.	83,380	88,981
1,831	QTS Realty Trust, Inc., Cl A	75,863	82,377

		718,711	865,964

Total Real Estate		2,354,515	2,687,213

Utilities (1.62%)
	Multi-Utilities (1.62%)
1,340	Brookfield Infrastructure Partners L.P. [2]	52,337	56,106

Total Investments (95.02%)		$2,960,717	3,286,821

Cash and Other Assets Less Liabilities (4.98%)			172,192

Net Assets			$3,459,013

Retail Shares (Equivalent to $10.14 per share based on 67,808 shares outstanding)			$687,603

Institutional Shares (Equivalent to $10.18 per share based on 234,284 shares outstanding)			$2,384,848

R6 Shares (Equivalent to $10.19 per share based on 37,954 shares outstanding)			$386,562

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Health Care Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (91.79%)
Health Care (89.81%)
	Biotechnology (24.41%)
6,673	Abcam plc (United Kingdom)[2,4]	$105,981	$98,786
5,441	Acceleron Pharma, Inc. [1]	247,859	253,387
1,414	AnaptysBio, Inc. [1]	95,973	103,293
3,822	argenx SE, ADR [1,2]	333,683	477,139
5,494	Arrowhead Pharmaceuticals, Inc. [1]	91,289	100,815
2,652	InflaRx NV [1,2]	89,528	100,219
1,977	Ligand Pharmaceuticals, Inc. [1]	232,665	248,529
1,703	Neurocrine Biosciences, Inc. [1]	154,051	150,034
2,392	Sage Therapeutics, Inc. [1]	338,130	380,448
656	Sarepta Therapeutics, Inc. [1]	78,316	78,189
1,975	Vertex Pharmaceuticals, Inc. [1]	326,561	363,301
3,530	Zai Lab Ltd., ADR [1,2]	87,553	104,170

		2,181,589	2,458,310

	Health Care Distributors (1.49%)
4,715	Covetrus, Inc. [1]	162,951	150,173

	Health Care Equipment (26.97%)
5,796	Abbott Laboratories	420,250	463,332
1,302	AxoGen, Inc. [1]	35,739	27,420
3,293	Boston Scientific Corporation [1]	120,741	126,385
2,575	DexCom, Inc. [1]	319,464	306,682
1,014	Edwards Lifesciences Corp. [1]	144,561	194,009
1,297	IDEXX Laboratories, Inc. [1]	257,263	290,009
2,470	Inspire Medical Systems, Inc. [1,3]	135,523	140,247
3,012	Insulet Corp. [1]	244,488	286,411
6,288	Intersect ENT, Inc. [1,3]	189,986	202,159
558	Intuitive Surgical, Inc. [1]	273,263	318,384
810	Teleflex, Inc.	203,366	244,750
15,809	ViewRay, Inc. [1]	116,906	116,829

		2,461,550	2,716,617

	Health Care Facilities (2.57%)
1,985	HCA Healthcare, Inc.	264,011	258,804

	Health Care Services (0.77%)
1,011	Guardant Health, Inc. [1]	22,422	77,544

	Health Care Supplies (4.38%)
553	Align Technology, Inc. [1]	138,648	157,234
656	The Cooper Companies, Inc.	163,139	194,288
600	Neogen Corp. [1]	35,727	34,434
500	West Pharmaceutical Services, Inc.	46,203	55,100

		383,717	441,056

	Health Care Technology (1.67%)
1,322	Veeva Systems, Inc., Cl A [1]	108,167	167,709

	Life Sciences Tools & Services (14.17%)
2,122	Bio-Techne Corporation	338,744	421,323
7,793	CareDx, Inc. [1,3]	165,015	245,635
343	Eurofins Scientific SE (France)[2,4]	185,835	142,092
878	ICON plc [2,1]	129,544	119,917
959	Illumina, Inc. [1]	273,097	297,952
277	Mettler-Toledo International, Inc. [1]	159,277	200,271

		1,251,512	1,427,190

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (7.79%)
665	HealthEquity, Inc. [1]	$46,745	$49,197
483	Humana, Inc.	144,309	128,478
2,454	UnitedHealth Group, Inc.	629,986	606,776

		821,040	784,451

	Pharmaceuticals (5.59%)
1,199	Aerie Pharmaceuticals, Inc. [1]	60,733	56,952
6,744	AstraZeneca PLC, ADR [2]	253,752	272,660
6,632	Dechra Pharmaceuticals plc (United Kingdom)[2,4]	207,201	233,353

		521,686	562,965

Total Health Care		8,178,645	9,044,819

Real Estate (1.98%)
	Specialized REITs (1.98%)
1,397	Alexandria Real Estate Equities, Inc. [3]	175,826	199,156

Total Common Stocks		8,354,471	9,243,975

Principal Amount
Short Term Investments (8.86%)
$892,618	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity – $892,655; (Fully collateralized by $885,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value – $912,255)[4]	892,618	892,618

Total Investments (100.65%)		$9,247,089	10,136,593

Liabilities Less Cash and Other Assets (-0.65%)			(65,038)

Net Assets			$10,071,555

Retail Shares (Equivalent to $10.93 per share based on 363,222 shares outstanding)			$3,969,885

Institutional Shares (Equivalent to $10.96 per share based on 477,258 shares outstanding)			$5,228,738

R6 Shares (Equivalent to $10.95 per share based on 79,713 shares outstanding)			$872,932

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Select Funds	March 31, 2019

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers nine series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Income Fund, Baron Health Care Fund and Baron WealthBuilder Fund, which are non-diversified; and Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. Baron WealthBuilder Fund is presented in a separate Report. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Real Estate Income Fund invests its assets in U.S. and non-U.S. real estate income-producing securities and other real estate securities. Baron Health Care Fund invests its assets primarily in equity securities engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry. On April 29, 2019, Baron Energy and Resources Fund ceased operations and liquidated all remaining assets on a pro rata basis to shareholders.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or intrinsic value, which is calculated as the price of the common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides model prices derived by applying daily fair value factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued. If the vendor does not provide an evaluated price, securities are valued based on their most recent closing prices and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not participate in securities lending activities during the three months ended March 31, 2019.

Baron Select Funds	March 31, 2019

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2019, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly-traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

f) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. RESTRICTED SECURITIES

At March 31, 2019, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2019, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$50,652,474
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017, 4/5/2018	89,049,500
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	204,637

Total Restricted Securities:		$139,906,611

(Cost $98,250,037)†(6.17% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$4,767,148
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017, 4/5/2018	6,256,642

Total Restricted Securities:		$11,023,790

(Cost $7,449,906)†(4.90% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Select Funds	March 31, 2019

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,768,680,970	$—	$—	$2,768,680,970
Private Common Stocks	—	—	50,652,474	50,652,474
Private Preferred Stocks	—	—	89,049,500	89,049,500
Private Partnerships	—	—	204,637	204,637
Short Term Investments	—	416,042	—	416,042

Total Investments	$2,768,680,970	$416,042	$139,906,611	$2,909,003,623

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$193,752,862	$—	$—	$193,752,862
Private Common Stocks	—	—	4,767,148	4,767,148
Preferred Stocks	—	20,130,656	—	20,130,656
Private Preferred Stocks	—	—	6,256,642	6,256,642

Total Investments	$193,752,862	$20,130,656	$11,023,790	$224,907,308

Baron Select Funds	March 31, 2019

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$109,329,239	$145,290,238	$—	$254,619,477
Short Term Investments	—	16,168,717	—	16,168,717

Total Investments	$109,329,239	$161,458,955	$—	$270,788,194

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$600,047,953	$11,302,618	$—	$611,350,571
Short Term Investments	—	2,354,615		2,354,615

Total Investments	$600,047,953	$13,657,233	$—	$613,705,186

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,582,043,076	$3,338,877,541	$—	$4,920,920,617
Preferred Stocks	246,436	—	—	246,436
Short Term Investments	—	338,687,355	—	338,687,355

Total Investments	$1,582,289,512	$3,677,564,896	$—	$5,259,854,408

	Baron Energy and Resources Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Short Term Investments	$—	$7,959, 255	$—	$7,959,255

Total Investments	$—	$7,959,255	$—	$7,959,255

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$121,069,200	$16,045,288	$—	$137,114,488
Short Term Investments	—	13,802,301		13,802,301

Total Investments	$121,069,200	$29,847,589	$—	$150,916,789

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,261,051	$25,770	$—	$3,286,821

Total Investments	$3,261,051	$25,770	$—	$3,286,821

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,769,744	$474,231	$—	$9,243,975
Short Term Investments	—	892,618	—	892,618

Total Investments	$8,769,744	$1,366,849	$—	$10,136,593

†	See Schedules of Investments for cost of individual securities.

Baron Select Funds	March 31, 2019

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2019
Private Common Stocks
Industrials	$46,723,583	$—	$—	$3,928,891	$—	$—	$—	$—	$50,652,474	$3,928,891
Private Preferred Stocks
Industrials	82,142,319	—	—	6,907,181	—	—	—	—	89,049,500	6,907,181
Private Partnerships
Financials	197,058	—	—	7,579	—	—		—	204,637	7,579

Total	$129,062,960	$—	$—	$10,843,651	$—	$—	$—	$—	$139,906,611	$10,843,651

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2019
Private Common Stocks
Industrials	$4,397,380	$—	$—	$369,768	$—	$—	$—	$—	$4,767,148	$369,768
Private Preferred Stocks
Industrials	5,771,342	—	—	485,300	—	—	—	—	6,256,642	485,300

Total	$10,168,722	$—	$—	$855,068	$—	$—	$—	$—	$11,023,790	$855,068

	Baron Energy and Resources Fund
Investments in Securities	Balance as of December 31, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2019
Private Common Stocks
Energy	$1,558,050	$—	$(1,090,125)	$(59,925)	$—	$(408,000)	$—	$—	$—	$—

Baron Select Funds	March 31, 2019

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2019 were as follows:

Baron Partners Fund
Sector	Company	Fair Value as of March 31, 2019	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2019	Range used on March 31, 2019
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$139,701,974*	Combination of discounted cash flow analysis, current value via comparable companies, option-pricing, and arms-length transaction methods.	Change in the composite equity index of comparable companies	1.24%	(0.15)% - 3.03%
				Discount for lack of Marketability	3.62%	3.62%
				Estimated volatility of the returns of equity[1]	31.67%	22.07% - 89.02%

Baron Focused Growth Fund
Sector	Company	Fair Value as of March 31, 2019	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2019	Range used on March 31, 2019
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$11,023,790*	Combination of discounted cash flow analysis, current value via comparable companies, option-pricing, and arms-length transaction methods.	Change in the composite equity index of comparable companies.	1.24%	(0.15)% - 3.03%
				Discount for lack of marketability	3.62%	3.62%
				Estimated volatility of the returns of equity[1]	31.67%	22.07% - 89.02%

[1]

The volatility was calculated as a weighted-average of the volatilities used for the two business segments of the company. Each business segment’s volatility was calculated as as the simple average volatilities of comparable companies relevant to that business segment.

*	The fair value as of March 31, 2019 includes a third party transaction price.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Select Funds	March 31, 2019

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2019, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$1,502,642,269	$108,763,754	$233,407,545	$446,879,486	$4,668,252,087

Gross tax unrealized appreciation	$1,432,505,817	$116,143,554	$49,589,803	$172,992,798	$888,144,362
Gross tax unrealized depreciation	(26,144,463)	—	(12,209,154)	(6,167,098)	(296,542,041)

Net tax unrealized appreciation (depreciation)	$1,406,361,354	$116,143,554	$37,380,649	$166,825,700	$591,602,321

	Baron Energy and Resources Fund	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund
Cost of investments	$7,959,255	$117,845,794	$2,960,717	$9,247,089

Gross tax unrealized appreciation	$—	$33,711,583	$383,874	$1,037,487
Gross tax unrealized depreciation	—	(1,640,588)	(57,770)	(147,983)

Net tax unrealized appreciation (depreciation)	$—	$32,070,995	$326,104	$889,504

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

Baron Emerging Markets Fund
Name of Issuer	Value at December 31, 2018	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2019	Value at March 31, 2019	% of Net Assets at March 31, 2019
“Affiliated” Company as of March 31, 2019:
Lekoil Ltd.	$3,217,929	$—	$29,639	$242,080	$(358,124)	$—	32,312,623	$3,072,246	0.06%

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended March 31, 2019.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has elected to early adopt this guidance.

8. SUBSEQUENT EVENT

The Board of Trustees approved the liquidation of the Baron Energy and Resources Fund which occurred on April 29, 2019 (the “Liquidation Date”). Effective at the close of market on February 8, 2019, the Fund ceased accepting purchase orders from new and existing investors. Shareholders of the Fund were permitted to redeem their shares or exchange their shares for shares of another Baron Fund that they were eligible to purchase at any time prior to the Liquidation Date. All shareholders who had not redeemed his or her shares as of the Liquidation Date, had their account automatically redeemed and proceeds, subject to any required withholding, were sent to the shareholder at the shareholder’s address of record. Additional information is included in the Fund’s supplement dated February 8, 2019 to the Prospectus, Summary Prospectus and SAI dated April 30, 2018.

Item 1. Schedule of Investments

Baron WealthBuilder Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (UNAUDITED)

Shares		Cost	Value
Affiliated Mutual Funds (100.05%)
Small Cap Funds (31.37%)
220,116	Baron Discovery Fund – Institutional Shares	$4,645,111	$4,503,564
207,541	Baron Growth Fund – Institutional Shares	15,746,848	15,951,576
508,362	Baron Small Cap Fund – Institutional Shares	15,898,727	15,621,971

Total Small Cap Funds		36,290,686	36,077,111

Small to Mid Cap Funds (3.63%)
230,719	Baron Focused Growth Fund – Institutional Shares	4,055,887	4,178,324

Mid Cap Funds (15.22%)
219,186	Baron Asset Fund – Institutional Shares	16,945,475	17,499,809

Large Cap Funds (6.23%)
98,093	Baron Durable Advantage Fund – Institutional Shares	1,040,212	1,040,770
196,297	Baron Fifth Avenue Growth Fund – Institutional Shares	5,705,915	6,120,549

Total Large Cap Funds		6,746,127	7,161,319

All Cap Funds (20.21%)
306,857	Baron Opportunity Fund – Institutional Shares	6,448,793	6,787,685
288,276	Baron Partners Fund – Institutional Shares	16,059,952	16,451,904

Total All Cap Funds		22,508,745	23,239,589

International Funds (18.78%)
947,430	Baron Emerging Markets Fund – Institutional Shares	13,108,951	13,226,123
146,415	Baron Global Advantage Fund – Institutional Shares	3,273,278	3,698,433
207,324	Baron International Growth Fund – Institutional Shares	4,806,255	4,668,942

Total International Funds		21,188,484	21,593,498

Specialty Funds (4.61%)
33,966	Baron Health Care Fund – Institutional Shares	351,839	372,268
196,204	Baron Real Estate Fund – Institutional Shares	5,282,615	4,930,601

Total Specialty Funds		5,634,454	5,302,869

Total Affiliated Investments		113,369,858	115,052,519

Liabilities Less Cash and Other Assets (-0.05%)			(52,380)

Net Assets			$115,000,139

Retail Shares (Equivalent to $11.09 per share based on 254,438 shares outstanding)			$2,821,498

TA Shares (Equivalent to $11.12 per share based on 1,110,871 shares outstanding)			$12,348,702

Institutional Shares (Equivalent to $11.11 per share based on 8,984,318 shares outstanding)			$99,829,939

%	Represents percentage of net assets.

All Affiliated Mutual Funds are Level 1.

See Notes to Schedules of Investments.

Baron WealthBuilder Fund	March 31, 2019

NOTES TO FINANCIAL STATEMENT (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers nine series (the “Funds”). This report covers only the Baron WealthBuilder Fund (the “Fund”). The Fund’s investment objective is capital appreciation. The Fund is a non-diversified fund because it invests, at any given time, in the securities of a select number of Baron mutual funds (the “Underlying Funds”), representing specific investment strategies. However, included in the Underlying Funds are diversified funds (with the exception of Baron Partners Fund, Baron Focused Growth Fund and Baron Real Estate Income Fund). The Fund normally invests in a variety of Baron domestic and international equity funds managed by BAMCO, Inc. (“BAMCO” or the “Adviser”). The Fund can invest in Underlying Funds holding U.S. and international stocks; small-cap, small- to mid-cap, large-cap, all-cap stocks; and specialty stocks. The Adviser decides how much of the Fund’s assets to allocate to Underlying Funds based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. For information on the Underlying Funds, please refer to the Prospectuses and Statements of Additional Information of the Underlying Funds. Also, information on the Underlying Funds is available at www.baronfunds.com.

The Fund offers Retail Shares, TA Shares and Institutional Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors but are not available through the Fund’s transfer agent. TA Shares are available only to investors who purchase shares directly through the Fund’s transfer agent. TA Shares do not charge a 12b-1 fee or make revenue sharing payments, to include payments to sub-transfer agency or record-keeping services. Institutional Shares are for investments in the amount of $1 million or more. Institutional Shares are intended for certain financial intermediaries that offer shares of the Fund through fee-based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. The Fund’s investment income, realized and unrealized gains or losses on investments, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Fund’s share price or net asset value (“NAV”) is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the “NAV Calculation Time”) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Investments in the Underlying Funds are valued at their closing NAV per share on the day of valuation.

Portfolio securities held by the Underlying Funds traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Underlying Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available, or intrinsic value, which is calculated as the price of the common share on the valuation date adjusted for accrued and unpaid dividends.

Non-U.S. equity securities held by the Underlying Funds traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides model prices derived by applying daily fair value factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Underlying Funds are valued. If the vendor does not provide an evaluated price, securities are valued based on their most recent closing prices and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Repurchase Agreements. The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund did not own any repurchase agreements at March 31, 2019.

c) Diversification and Concentration of Underlying Funds. Certain of the Underlying Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of an Underlying Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. ASSET ALLOCATION AND RISKS OF INVESTING IN THE UNDERLYING FUNDS

The Fund’s ability to meet its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective. In addition, each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Investments in open-end registered investment companies are valued at NAV and are classified in the fair value hierarchy as Level 1.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2019, the components of net assets on a tax basis were as follows:

Cost of investments	$113,369,858

Gross tax unrealized appreciation	$2,590,291
Gross tax unrealized depreciation	(907,630)

Net unrealized appreciation	$1,682,661

Baron WealthBuilder Fund	March 31, 2019

6. TRANSACTIONS IN “AFFILIATED” COMPANIES

The Fund invests primarily in the Institutional Shares of the Underlying Funds which are considered to be affiliated with the Fund.

Name of Issuer	Value at December 31, 2018	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2019	Value at March 31, 2019	% of Net Assets at March 31, 2019
“Affiliated” Company as of March 31, 2019:
Baron Asset Fund, Institutional Shares	$14,241,715	$335,907	$23,383	$2,949,270	$(3,700)	$—	219,186	$17,499,809	15.22%
Baron Discovery Fund, Institutional Shares	3,666,454	111,969	7,794	734,947	(2,012)	—	220,116	4,503,564	3.92%
Baron Durable Advantage Fund, Institutional Shares	906,382	—	—	134,388	—	—	98,093	1,040,770	0.91%
Baron Emerging Markets Fund, Institutional Shares	11,615,571	223,939	15,589	1,405,151	(2,949)	—	947,430	13,226,123	11.50%
Baron Fifth Avenue Growth Fund, Institutional Shares	5,059,245	111,969	7,794	957,834	(705)	—	196,297	6,120,549	5.32%
Baron Focused Growth Fund, Institutional Shares	3,646,119	89,575	6,236	449,616	(750)	—	230,719	4,178,324	3.63%
Baron Global Advantage Fund, Institutional Shares	2,874,138	67,182	4,677	762,188	(398)	—	146,415	3,698,433	3.22%
Baron Growth Fund, Institutional Shares	12,850,792	302,317	21,045	2,823,583	(4,071)	—	207,541	15,951,576	13.87%
Baron Health Care Fund, Institutional Shares	303,932	22,394	1,559	47,572	(71)	—	33,966	372,268	0.32%
Baron International Growth Fund, Institutional Shares	3,921,185	89,575	6,236	665,682	(1,264)	—	207,324	4,668,942	4.06%
Baron Opportunity Fund, Institutional Shares	5,465,449	145,560	10,133	1,188,007	(1,198)	—	306,857	6,787,685	5.90%
Baron Partners Fund, Institutional Shares	13,789,365	335,907	23,383	2,353,691	(3,676)	—	288,276	16,451,904	14.31%
Baron Real Estate Fund, Institutional Shares	4,053,338	100,772	7,015	785,358	(1,852)	—	196,204	4,930,601	4.29%
Baron Small Cap Fund, Institutional Shares	12,425,246	302,317	21,045	2,920,455	(5,002)	—	508,362	15,621,971	13.58%

	$94,818,931	$2,239,383	$155,889	$18,177,742	$(27,648)	$—		$115,052,519